EARNINGS PER UNIT	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table details the components of earnings per limited partner unit.

	Three months ended March 31,
	2015	2014
	(In thousands, except per-unit amounts)
Net income attributable to limited partners	$99	$3,114

Numerator for basic and diluted EPU:
Allocation of net income among limited partner interests:
Net income attributable to common units	$69	$2,508
Net income attributable to subordinated units	30	606
Net income attributable to limited partners	$99	$3,114

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	34,439	29,912
Effect of nonvested phantom units	146	156
Weighted-average common units outstanding – diluted	34,585	30,068

Weighted-average subordinated units outstanding – basic and diluted	24,410	24,410

Earnings per limited partner unit:
Common unit – basic	$0.00	$0.08
Common unit – diluted	$0.00	$0.08
Subordinated unit – basic and diluted	$0.00	$0.02

We excluded 8,524 units in our calculation of the effect of nonvested phantom units for the three months ended March 31, 2015 because they were anti-dilutive. There were no anti-dilutive units during the three months ended March 31, 2014.